Business segment information	6 Months Ended
Jun. 30, 2021
Business segment information
Business segment information

3) Business segment information

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TotalEnergies and which is reviewed by the main operational decision-making body of the Company, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices between business segments approximate market prices.

The organization of the Company’s activities is structured around the four followings segments:

-	an Exploration & Production segment;
-	an Integrated Gas, Renewables & Power segment comprising integrated gas (including LNG) and low carbon electricity businesses. It includes the upstream and midstream LNG activity;
-

a Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;

-	a Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition the Corporate segment includes holdings operating and financial activities.

Adjustment items

Performance indicators excluding the adjustment items, such as adjusted operating income, adjusted net operating income, and adjusted net income are meant to facilitate the analysis of the financial performance and the comparison of income between periods.

Adjustment items include:

(i) Special items

Due to their unusual nature or particular significance, certain transactions qualified as “special items” are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may be qualified as special items although they may have occurred within prior years or are likely to occur again within the coming years.

(ii) The inventory valuation effect

The adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its competitors.

In the replacement cost method, which approximates the LIFO (Last-In, First-Out) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results according to the FIFO (First-In, First-Out) and the replacement cost methods.

(iii) Effect of changes in fair value

The effect of changes in fair value presented as adjustment items reflects for certain transactions differences between the internal measure of performance used by TotalEnergies’s management and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

TotalEnergies, in its trading activities, enters into storage contracts, which future effects are recorded at fair value in the Company’s internal economic performance. IFRS precludes recognition of this fair value effect.

Furthermore, TotalEnergies enters into derivative instruments to risk manage certain operational contracts or assets. Under IFRS, these derivatives are recorded at fair value while the underlying operational transactions are recorded as they occur. Internal indicators defer the fair value on derivatives to match with the transaction occurrence.

The adjusted results (adjusted operating income, adjusted net operating income, adjusted net income) are defined as replacement cost results, adjusted for special items and the effect of changes in fair value.

3.1) Information by business segment

1st half 2021	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	3,257	10,588	40,054	36,880	7	-	90,786
Intersegment sales	14,433	1,555	11,890	186	68	(28,132)	-
Excise taxes	-	-	(630)	(9,890)	-	-	(10,520)
Revenues from sales	17,690	12,143	51,314	27,176	75	(28,132)	80,266
Operating expenses	(7,352)	(10,321)	(48,579)	(25,510)	(374)	28,132	(64,004)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,317)	(762)	(787)	(526)	(54)	-	(6,446)
Operating income	6,021	1,060	1,948	1,140	(353)	-	9,816
Net income (loss) from equity affiliates and other items	(973)	682	211	23	(5)	-	(62)
Tax on net operating income	(2,375)	(157)	(561)	(352)	54	-	(3,391)
Net operating income	2,673	1,585	1,598	811	(304)	-	6,363
Net cost of net debt							(652)
Non-controlling interests							(161)
Net income - TotalEnergies share							5,550

1st half 2021 (adjustments)(a)	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	(44)	-	-	-	-	(44)
Intersegment sales	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-
Revenues from sales	-	(44)	-	-	-	-	(44)
Operating expenses	(23)	(62)	1,131	213	-	-	1,259
Depreciation, depletion and impairment of tangible assets and mineral interests	-	(148)	(13)	-	-	-	(161)
Operating income (b)	(23)	(254)	1,118	213	-	-	1,054
Net income (loss) from equity affiliates and other items	(1,482)	(96)	28	(43)	(62)	-	(1,655)
Tax on net operating income	(10)	59	(302)	(60)	2	-	(311)
Net operating income (b)	(1,515)	(291)	844	110	(60)	-	(912)
Net cost of net debt							10
Non-controlling interests							(14)
Net income - TotalEnergies share							(916)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income	-	-	1,140	206	-
- On net operating income	-	-	937	148	-

1st half 2021 (adjusted)	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	3,257	10,632	40,054	36,880	7	-	90,830
Intersegment sales	14,433	1,555	11,890	186	68	(28,132)	-
Excise taxes	-	-	(630)	(9,890)	-	-	(10,520)
Revenues from sales	17,690	12,187	51,314	27,176	75	(28,132)	80,310
Operating expenses	(7,329)	(10,259)	(49,710)	(25,723)	(374)	28,132	(65,263)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,317)	(614)	(774)	(526)	(54)	-	(6,285)
Adjusted operating income	6,044	1,314	830	927	(353)	-	8,762
Net income (loss) from equity affiliates and other items	509	778	183	66	57	-	1,593
Tax on net operating income	(2,365)	(216)	(259)	(292)	52	-	(3,080)
Adjusted net operating income	4,188	1,876	754	701	(244)	-	7,275
Net cost of net debt							(662)
Non-controlling interests							(147)
Adjusted net income - TotalEnergies share							6,466

1st half 2021	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	3,195	4,187	578	360	48		8,368
Total divestments	374	452	129	107	18		1,080
Cash flow from operating activities	8,571	1,347	3,228	1,102	(1,099)		13,149

1st half 2020	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,574	8,403	27,956	30,661	6	-	69,600
Intersegment sales	8,661	895	9,051	196	59	(18,862)	-
Excise taxes	-	-	(1,119)	(8,342)	-	-	(9,461)
Revenues from sales	11,235	9,298	35,888	22,515	65	(18,862)	60,139
Operating expenses	(6,048)	(8,398)	(35,736)	(21,730)	(562)	18,862	(53,612)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,311)	(1,616)	(788)	(473)	(40)	-	(15,228)
Operating income	(7,124)	(716)	(636)	312	(537)	-	(8,701)
Net income (loss) from equity affiliates and other items	440	420	(92)	32	164	-	964
Tax on net operating income	(56)	330	203	(159)	2	-	320
Net operating income	(6,740)	34	(525)	185	(371)	-	(7,417)
Net cost of net debt							(1,003)
Non-controlling interests							85
Net income - TotalEnergies share							(8,335)

1st half 2020 (adjustments)(a)	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	(16)	-	-	-	-	(16)
Intersegment sales	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-
Revenues from sales	-	(16)	-	-	-	-	(16)
Operating expenses	(37)	(318)	(1,637)	(341)	(91)	-	(2,424)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,338)	(953)	-	-	-	-	(8,291)
Operating income (b)	(7,375)	(1,287)	(1,637)	(341)	(91)	-	(10,731)
Net income (loss) from equity affiliates and other items	71	(292)	(271)	(5)	-	-	(497)
Tax on net operating income	70	374	426	100	12	-	982
Net operating income (b)	(7,234)	(1,205)	(1,482)	(246)	(79)	-	(10,246)
Net cost of net debt							(68)
Non-controlling interests							72
Net income - TotalEnergies share							(10,242)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income	-	-	(1,604)	(234)	-
- On net operating income	-	-	(1,371)	(163)	-

1st half 2020 (adjusted)	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,574	8,419	27,956	30,661	6	-	69,616
Intersegment sales	8,661	895	9,051	196	59	(18,862)	-
Excise taxes	-	-	(1,119)	(8,342)	-	-	(9,461)
Revenues from sales	11,235	9,314	35,888	22,515	65	(18,862)	60,155
Operating expenses	(6,011)	(8,080)	(34,099)	(21,389)	(471)	18,862	(51,188)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,973)	(663)	(788)	(473)	(40)	-	(6,937)
Adjusted operating income	251	571	1,001	653	(446)	-	2,030
Net income (loss) from equity affiliates and other items	369	712	179	37	164	-	1,461
Tax on net operating income	(126)	(44)	(223)	(259)	(10)	-	(662)
Adjusted net operating income	494	1,239	957	431	(292)	-	2,829
Net cost of net debt							(935)
Non-controlling interests							13
Adjusted net income - TotalEnergies share							1,907

1st half 2020	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	3,265	3,461	533	334	66		7,659
Total divestments	325	433	101	72	26		957
Cash flow from operating activities	4,833	900	(103)	420	(1,272)		4,778

2nd quarter 2021	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,743	5,086	20,853	19,367	-	-	47,049
Intersegment sales	7,855	744	6,369	108	39	(15,115)	-
Excise taxes	-	-	(225)	(5,191)	-	-	(5,416)
Revenues from sales	9,598	5,830	26,997	14,284	39	(15,115)	41,633
Operating expenses	(4,284)	(5,103)	(25,646)	(13,434)	(207)	15,115	(33,559)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,134)	(291)	(396)	(271)	(29)	-	(3,121)
Operating income	3,180	436	955	579	(197)	-	4,953
Net income (loss) from equity affiliates and other items	(1,243)	419	123	57	23	-	(621)
Tax on net operating income	(1,195)	(56)	(281)	(176)	16	-	(1,692)
Net operating income	742	799	797	460	(158)	-	2,640
Net cost of net debt							(341)
Non-controlling interests							(93)
Net income - TotalEnergies share							2,206

2nd quarter 2021 (adjustments)(a)	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	(9)	-	-	-	-	(9)
Intersegment sales	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-
Revenues from sales	-	(9)	-	-	-	-	(9)
Operating expenses	(23)	(54)	386	71	-	-	380
Depreciation, depletion and impairment of tangible assets and mineral interests	-	(3)	(13)	-	-	-	(16)
Operating income (b)	(23)	(66)	373	71	-	-	355
Net income (loss) from equity affiliates and other items	(1,436)	(47)	22	(8)	(22)	-	(1,491)
Tax on net operating income	(12)	21	(109)	(20)	-	-	(120)
Net operating income (b)	(1,471)	(92)	286	43	(22)	-	(1,256)
Net cost of net debt							4
Non-controlling interests							(5)
Net income - TotalEnergies share							(1,257)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income	-	-	394	69	-
- On net operating income	-	-	331	50	-

2nd quarter 2021 (adjusted)	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,743	5,095	20,853	19,367	-	-	47,058
Intersegment sales	7,855	744	6,369	108	39	(15,115)	-
Excise taxes	-	-	(225)	(5,191)	-	-	(5,416)
Revenues from sales	9,598	5,839	26,997	14,284	39	(15,115)	41,642
Operating expenses	(4,261)	(5,049)	(26,032)	(13,505)	(207)	15,115	(33,939)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,134)	(288)	(383)	(271)	(29)	-	(3,105)
Adjusted operating income	3,203	502	582	508	(197)	-	4,598
Net income (loss) from equity affiliates and other items	193	466	101	65	45	-	870
Tax on net operating income	(1,183)	(77)	(172)	(156)	16	-	(1,572)
Adjusted net operating income	2,213	891	511	417	(136)	-	3,896
Net cost of net debt							(345)
Non-controlling interests							(88)
Adjusted net income - TotalEnergies share							3,463

2nd quarter 2021	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	1,830	1,167	291	222	22		3,532
Total divestments	63	310	13	36	6		428
Cash flow from operating activities	4,835	567	2,232	437	(520)		7,551

2nd quarter 2020	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	992	3,313	9,433	11,986	6	-	25,730
Intersegment sales	3,097	301	2,956	107	31	(6,492)	-
Excise taxes	-	-	(469)	(3,699)	-	-	(4,168)
Revenues from sales	4,089	3,614	11,920	8,394	37	(6,492)	21,562
Operating expenses	(2,405)	(3,406)	(10,895)	(7,931)	(315)	6,492	(18,460)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,667)	(1,282)	(393)	(229)	(22)	-	(11,593)
Operating income	(7,983)	(1,074)	632	234	(300)	-	(8,491)
Net income (loss) from equity affiliates and other items	17	21	(35)	22	40	-	65
Tax on net operating income	398	322	(132)	(127)	(26)	-	435
Net operating income	(7,568)	(731)	465	129	(286)	-	(7,991)
Net cost of net debt							(431)
Non-controlling interests							53
Net income - TotalEnergies share							(8,369)

2nd quarter 2020 (adjustments)(a)	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	-	(18)	-	-	-	-	(18)
Intersegment sales	-	-	-	-	-	-	-
Excise taxes	-	-	-	-	-	-	-
Revenues from sales	-	(18)	-	-	-	-	(18)
Operating expenses	(27)	(199)	(48)	5	(36)	-	(305)
Depreciation, depletion and impairment of tangible assets and mineral interests	(7,338)	(953)	-	-	-	-	(8,291)
Operating income (b)	(7,365)	(1,170)	(48)	5	(36)	-	(8,614)
Net income (loss) from equity affiliates and other items	(57)	(217)	(63)	(5)	-	-	(342)
Tax on net operating income	63	330	1	-	12	-	406
Net operating income (b)	(7,359)	(1,057)	(110)	-	(24)	-	(8,550)
Net cost of net debt							33
Non-controlling interests							22
Net income - TotalEnergies share							(8,495)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
- On operating income	-	-	(26)	(16)	-
- On net operating income	-	-	(86)	(9)	-

2nd quarter 2020 (adjusted)	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	992	3,331	9,433	11,986	6	-	25,748
Intersegment sales	3,097	301	2,956	107	31	(6,492)	-
Excise taxes	-	-	(469)	(3,699)	-	-	(4,168)
Revenues from sales	4,089	3,632	11,920	8,394	37	(6,492)	21,580
Operating expenses	(2,378)	(3,207)	(10,847)	(7,936)	(279)	6,492	(18,155)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,329)	(329)	(393)	(229)	(22)	-	(3,302)
Adjusted operating income	(618)	96	680	229	(264)	-	123
Net income (loss) from equity affiliates and other items	74	238	28	27	40	-	407
Tax on net operating income	335	(8)	(133)	(127)	(38)	-	29
Adjusted net operating income	(209)	326	575	129	(262)	-	559
Net cost of net debt							(464)
Non-controlling interests							31
Adjusted net income - TotalEnergies share							126

2nd quarter 2020	Exploration	Integrated Gas,	Refining	Marketing
	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	1,606	1,170	307	174	21		3,278
Total divestments	204	89	22	26	9		350
Cash flow from operating activities	910	1,389	1,080	819	(719)		3,479

3.2) Reconciliation of the information by business segment with consolidated financial statements

			Consolidated
1st half 2021			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	90,830	(44)	90,786
Excise taxes	(10,520)	-	(10,520)
Revenues from sales	80,310	(44)	80,266

Purchases net of inventory variation	(51,397)	1,280	(50,117)
Other operating expenses	(13,576)	(21)	(13,597)
Exploration costs	(290)	-	(290)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,285)	(161)	(6,446)
Other income	554	27	581
Other expense	(334)	(623)	(957)

Financial interest on debt	(967)	-	(967)
Financial income and expense from cash & cash equivalents	156	16	172
Cost of net debt	(811)	16	(795)

Other financial income	374	-	374
Other financial expense	(261)	-	(261)

Net income (loss) from equity affiliates	1,260	(1,059)	201

Income taxes	(2,931)	(317)	(3,248)
Consolidated net income	6,613	(902)	5,711
TotalEnergies share	6,466	(916)	5,550
Non-controlling interests	147	14	161

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
1st half 2020			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	69,616	(16)	69,600
Excise taxes	(9,461)	-	(9,461)
Revenues from sales	60,155	(16)	60,139

Purchases net of inventory variation	(37,949)	(2,144)	(40,093)
Other operating expenses	(12,985)	(280)	(13,265)
Exploration costs	(254)	-	(254)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,937)	(8,291)	(15,228)
Other income	820	122	942
Other expense	(294)	(234)	(528)

Financial interest on debt	(1,094)	(5)	(1,099)
Financial income and expense from cash & cash equivalents	(13)	(92)	(105)
Cost of net debt	(1,107)	(97)	(1,204)

Other financial income	607	-	607
Other financial expense	(341)	(1)	(342)

Net income (loss) from equity affiliates	669	(384)	285

Income taxes	(490)	1,011	521
Consolidated net income	1,894	(10,314)	(8,420)
TotalEnergies share	1,907	(10,242)	(8,335)
Non-controlling interests	(13)	(72)	(85)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2021			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	47,058	(9)	47,049
Excise taxes	(5,416)	-	(5,416)
Revenues from sales	41,642	(9)	41,633

Purchases net of inventory variation	(27,108)	389	(26,719)
Other operating expenses	(6,708)	(9)	(6,717)
Exploration costs	(123)	-	(123)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,105)	(16)	(3,121)
Other income	138	85	223
Other expense	(142)	(156)	(298)

Financial interest on debt	(501)	-	(501)
Financial income and expense from cash & cash equivalents	69	8	77
Cost of net debt	(432)	8	(424)

Other financial income	265	-	265
Other financial expense	(131)	-	(131)

Net income (loss) from equity affiliates	740	(1,420)	(680)

Income taxes	(1,485)	(124)	(1,609)
Consolidated net income	3,551	(1,252)	2,299
TotalEnergies share	3,463	(1,257)	2,206
Non-controlling interests	88	5	93

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
2nd quarter 2020			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	25,748	(18)	25,730
Excise taxes	(4,168)	-	(4,168)
Revenues from sales	21,580	(18)	21,562

Purchases net of inventory variation	(11,842)	(183)	(12,025)
Other operating expenses	(6,199)	(122)	(6,321)
Exploration costs	(114)	-	(114)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,302)	(8,291)	(11,593)
Other income	240	122	362
Other expense	(103)	(5)	(108)

Financial interest on debt	(527)	(3)	(530)
Financial income and expense from cash & cash equivalents	(3)	53	50
Cost of net debt	(530)	50	(480)

Other financial income	419	-	419
Other financial expense	(160)	(1)	(161)

Net income (loss) from equity affiliates	11	(458)	(447)

Income taxes	95	389	484
Consolidated net income	95	(8,517)	(8,422)
TotalEnergies share	126	(8,495)	(8,369)
Non-controlling interests	(31)	(22)	(53)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

3.3) Adjustment items

The detail of the adjustment items is presented in the table below.

ADJUSTMENTS TO OPERATING INCOME

		Exploration	Integrated Gas,	Refining	Marketing
		&	Renewables	&	&
(M$)		Production	& Power	Chemicals	Services	Corporate	Total
2nd quarter 2021	Inventory valuation effect	-	-	394	69	-	463
	Effect of changes in fair value	-	(49)	-	-	-	(49)
	Restructuring charges	-	(1)	(8)	-	-	(9)
	Asset impairment charges	-	(3)	(13)	-	-	(16)
	Other items	(23)	(13)	-	2	-	(34)
Total		(23)	(66)	373	71	-	355
2nd quarter 2020	Inventory valuation effect	-	-	(26)	(16)	-	(42)
	Effect of changes in fair value	-	(100)	-	-	-	(100)
	Restructuring charges	-	(10)	(7)	-	-	(17)
	Asset impairment charges	(7,338)	(953)	-	-	-	(8,291)
	Other items	(27)	(107)	(15)	21	(36)	(164)
Total		(7,365)	(1,170)	(48)	5	(36)	(8,614)
1st half 2021	Inventory valuation effect	-	-	1,140	206	-	1,346
	Effect of changes in fair value	-	(58)	-	-	-	(58)
	Restructuring charges	-	(10)	(8)	-	-	(18)
	Asset impairment charges	-	(148)	(13)	-	-	(161)
	Other items	(23)	(38)	(1)	7	-	(55)
Total		(23)	(254)	1,118	213	-	1,054
1st half 2020	Inventory valuation effect	-	-	(1,604)	(234)	-	(1,838)
	Effect of changes in fair value	-	(98)	-	-	-	(98)
	Restructuring charges	(10)	(18)	(7)	-	-	(35)
	Asset impairment charges	(7,338)	(953)	-	-	-	(8,291)
	Other items	(27)	(218)	(26)	(107)	(91)	(469)
Total		(7,375)	(1,287)	(1,637)	(341)	(91)	(10,731)

ADJUSTMENTS TO NET INCOME, TotalEnergies SHARE

		Exploration		Integrated Gas,	Refining	Marketing
		&		Renewables	&	&
(M$)		Production		& Power	Chemicals	Services	Corporate	Total
2nd quarter 2021	Inventory valuation effect	-		-	327	48	-	375
	Effect of changes in fair value	-		(44)	-	-	-	(44)
	Restructuring charges	(44)		(4)	(32)	(8)	(22)	(110)
	Asset impairment charges	-		(36)	(13)	-	-	(49)
	Gains (losses) on disposals of assets	(1,379)	*	-	-	-	-	(1,379)
	Other items	(44)		(7)	-	1	-	(50)
Total		(1,467)		(91)	282	41	(22)	(1,257)
* Impact of the TotalEnergies' interest sale of Petrocedeño to PDVSA.

2nd quarter 2020	Inventory valuation effect	-		-	(83)	(11)	-	(94)
	Effect of changes in fair value	-		(80)	-	-	-	(80)
	Restructuring charges	-		(10)	(10)	-	-	(20)
	Asset impairment charges	(7,272)		(829)	-	-	-	(8,101)
	Gains (losses) on disposals of assets	-		-	-	-	-	-
	Other items	(77)		(131)	(14)	10	12	(200)
Total		(7,349)		(1,050)	(107)	(1)	12	(8,495)
1st half 2021	Inventory valuation effect	-		-	926	138	-	1,064
	Effect of changes in fair value	-		(50)	-	-	-	(50)
	Restructuring charges	(85)		(12)	(71)	(43)	(60)	(271)
	Asset impairment charges	-		(180)	(13)	-	-	(193)
	Gains (losses) on disposals of assets	(1,379)	*	-	-	-	-	(1,379)
	Other items	(41)		(42)	(9)	5	-	(87)
Total		(1,505)		(284)	833	100	(60)	(916)
* Impact of the TotalEnergies' interest sale of Petrocedeño to PDVSA.

1st half 2020	Inventory valuation effect	-		-	(1,364)	(144)	-	(1,508)
	Effect of changes in fair value	-		(79)	-	-	-	(79)
	Restructuring charges	(3)		(22)	(75)	-	-	(100)
	Asset impairment charges	(7,272)		(829)	-	-	-	(8,101)
	Gains (losses) on disposals of assets	-		-	-	-	-	-
	Other items	51		(256)	(36)	(71)	(142)	(454)
Total		(7,224)		(1,186)	(1,475)	(215)	(142)	(10,242)